Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes
The components of the Company’s loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2023	2022
U.S.	$(154,571)	$(198,245)
Foreign	1,967	1,000

Loss before income taxes	$(152,604)	$(197,245)

Components of Income Tax Benefit (Provision)
The components of the income tax benefit (provision), net were as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$—	$31
State and local	(113)	202
Foreign	(115)	(141)

	$(228)	$92

Deferred:
Federal	$(23)	$1,963
State and local	71	870
Foreign	143	128

	191	2,961

Income tax (provision) benefit, net	$(37)	$3,053

Actual Tax Rate on Loss Before Income Taxes Reconciles
The actual tax rate on loss before income taxes reconciles to the applicable statutory federal income tax rate as follows:

	Year Ended December 31,
	2023	2022
Federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.5%	3.6%
Valuation allowance on deferred tax assets	(17.2%)	(24.2%)
Goodwill impairment	(5.5%)	—
Equity-based compensation	(1.1%)	(1.1%)
Adjustments to prior year provision	0.7%	1.4%
Note revaluation	(0.6%)	—
Common stock warrant liability	0.4%	0.9%
Other	(0.2%)	(0.1%)

Effective tax rate	—	1.5%

Schedule of Components of Deferred Tax Assets and Liabilities
DTAs and DTLs are as follows (in thousands):

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating losses	$91,585	$74,038
Equity-based compensation	13,358	10,652
Inventory	12,339	18,525
Tax basis step-up	11,570	13,240
Capitalized research expense	9,592	6,057
Intangible assets	6,552	4,915
R & D credit carryover	3,886	3,886
Accrued expenses	1,064	1,438
Lease obligations	837	1,663
Accrued employee compensation and benefits	546	4,246
Other	4,517	2,164

Total deferred tax assets	155,846	140,824

Deferred tax liabilities:
Property and equipment	(5,853)	(13,377)
Content assets	(4,448)	(7,408)
Prepaid expenses	(1,969)	(2,425)
Right-of-use assets	(750)	(1,231)

Total deferred tax liabilities	(13,020)	(24,441)

Net deferred tax assets before valuation allowance	142,826	116,383
Valuation allowance	(142,836)	(116,564)

Net deferred tax liabilities	$(10)	$(181)

Summary of Activity Related to Gross Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2023	2022
Unrecognized tax benefits, beginning of year	$1,044	$568
Additions for current year tax positions	—	476

Unrecognized tax benefits (excluding interest and penalties), end of year	1,044	1,044
Interest and penalties associated with unrecognized tax benefits	—	—

Unrecognized tax benefits including interest and penalties, end of year	$1,044	$1,044